UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Income Statement [Abstract]
Revenue	$ 2,093	$ 347,665	$ 5,977	$ 544,318
Cost of revenue (includes related party expenses, $142,907 and $286,530 for the three and six months ended June 30, 2025, and includes related party expenses, $143,977 and $298,298 for the three and six months ended June 30, 2024)	(157,490)	(158,549)	(303,987)	(315,535)
Gross profit (loss)	(155,397)	189,116	(298,010)	228,783
Operating expenses:
Research and development (includes related party expenses, $9,076 and $18,146 for the three and six months ended June 30, 2025, and includes related party expenses, $8,972 and $17,931, for the three and six months ended June 30, 2024)	(9,076)	(8,972)	(18,146)	(17,931)
General and administrative expenses (includes related party expenses, $0 and $0 for the three and six months ended June 30, 2025, and includes related party expenses, $0 and $34,934 for the three and six months ended June 30, 2024)	(101,537)	(78,208)	(200,020)	(246,679)
Total operating expenses	(110,613)	(87,180)	(218,166)	(264,610)
Profit (loss) from operations	(266,010)	101,936	(516,176)	(35,827)
Other income (expense):
Written off of accounts receivable	(123)	0	(123)	0
Foreign exchange gain	4,761	3,757	4,162	4,246
Cybersecurity service income	0	14,547	0	28,751
Sundry income	0	93,157	0	93,157
Total other income	4,638	111,461	4,039	126,154
(LOSS) INCOME BEFORE INCOME TAXES	(261,372)	213,397	(512,137)	90,327
Income tax expense	0	0	0	0
NET (LOSS) INCOME	(261,372)	213,397	(512,137)	90,327
NET LOSS ATTRIBUTABLE TO NON-CONTROLLING INTEREST	0	(794)	0	(3,537)
NET (LOSS) INCOME ATTRIBUTABLE TO THE COMPANY	(261,372)	214,191	(512,137)	93,864
Other comprehensive (loss) income:
Foreign currency translation (loss) gain	(177,520)	17,994	(203,160)	93,802
COMPREHENSIVE (LOSS) INCOME	$ (438,892)	$ 231,391	$ (715,297)	$ 184,129
Basic (Loss) income per share	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Diluted (Loss) income per share	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Weighted average number of common shares outstanding, Basic	151,096,262	151,096,262	151,096,262	151,096,262
Weighted average number of common shares outstanding, Diluted	151,096,262	151,096,262	151,096,262	151,096,262